Basis of Presentation	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Basis of Presentation
Note 1: Basis of Presentation
Bank of Montreal (the bank or BMO) is a chartered bank under the
Bank Act (Canada)
and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is at 129 rue Saint Jacques, Montreal, Quebec. Our executive offices are at 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange.
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34,
Interim Financial Reporting
as issued by the International Accounting Standards Board (IASB) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2022. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2022. We also comply with interpretations of International Financial Reporting Standards (IFRS) by our regulator, the Office of the Superintendent of Financial Institutions of Canada (OSFI). These interim consolidated financial statements were authorized for issue by the Board of Directors on February 28, 2023.
Interbank Offered Rate (IBOR) Reform
The transition from London Interbank rates (LIBORs) and other IBORs to alternative reference rates continues, with no significant changes to the project or transition risks from our disclosure in Note 1 of our annual consolidated financial statements for the year ended October 31, 2022.
As we approach the June 30, 2023 cessation date for the remaining USD LIBOR settings, our overall USD LIBOR exposures continue to decline and our USD LIBOR derivative exposures will largely transition when central counterparties convert existing LIBOR trades to Secured Overnight Financing Rate.
Use of Estimates and Judgments
The preparation of the interim consolidated financial statements requires management to use estimates and assumptions that affect the carrying amounts of certain assets and liabilities, certain amounts reported in net income and other related disclosures.
The most significant assets and liabilities for which we must make estimates and judgments include the allowance for credit losses; financial instruments measured at fair value; pension and other employee future benefits; impairment of securities; income taxes and deferred tax assets; goodwill and intangible assets; insurance-related liabilities; provisions including legal proceedings and restructuring charges; transfer of financial assets and consolidation of structured entities. We make judgments in assessing the business model for financial assets as well as whether substantially all risks and rewards have been transferred in respect of transfers of financial assets and whether we control structured entities. If actual results were to differ from the estimates, the impact would be recorded in future periods.
The economic outlook for Canada and the U.S. is subject to several risks that could lead to a severe downturn, including, persistent high inflation and significant further increases in interest rates, an escalation of the conflict in Ukraine, rising geopolitical tensions between the U.S. and China, and the pandemic. A significant housing market correction could also occur if monetary policy becomes overly restrictive to control inflation. The impact on BMO’s business, results of operations, reputation, financial performance and condition, including the potential for credit, counterparty and mark-to-market
losses, its credit ratings and regulatory capital and liquidity ratios, as well as impacts to its customers and competitors, will depend on future developments, which remain uncertain. By their very nature, the judgments and estimates we make for the purposes of preparing our consolidated financial statements relate to matters that are inherently uncertain. However, we have detailed policies and internal controls that are intended to ensure the judgments made in estimating these amounts are well controlled and independently reviewed, and that our policies are consistently applied from period to period. We believe that our estimates of the value of our assets and liabilities are appropriate as at January 31, 2023.
Allowance for Credit Losses
As detailed further in Note 1 of our annual consolidated financial statements for the year ended October 31, 2022, the allowance for credit losses (ACL) consists of allowances on impaired loans, which represent estimated losses related to impaired loans in the portfolio provided for but not yet written off, and allowances on performing loans, which is our best estimate of impairment in the existing portfolio for loans that have not yet been individually identified as impaired.
The expected credit loss model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The determination of a significant increase in credit risk takes into account many different factors and varies by product and risk segment. The bank’s methodology for determining significant increase in credit risk is based on the change in probability of default between origination, and reporting date, assessed using probability weighted scenarios as well as certain other criteria, such as
30-day
past due and watchlist status. The assessment of a significant increase in credit risk requires experienced credit judgment.
In determining whether there has been a significant increase in credit risk and in calculating the amount of expected credit losses, we must rely on estimates and exercise judgment regarding matters for which the ultimate outcome is unknown. These judgments include changes in circumstances that may cause future assessments of credit risk to be materially different from current assessments, which could require an increase or decrease in the allowance for credit losses. The calculation of expected credit losses includes the explicit incorporation of forecasts of future economic conditions. We have developed models incorporating specific macroeconomic variables that are relevant to each portfolio. Key economic variables for our retail portfolios include primary operating markets of Canada, the United States (U.S.) and regional markets, where considered significant. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We exercise experienced credit judgment to incorporate multiple economic forecasts, which are probability-weighted, in the determination of the final expected credit loss. The allowance is sensitive to changes in both economic forecasts and the probability weight assigned to each forecast scenario.
Additional information regarding the allowance for credit losses is included in Note 3.